Document and Entity Information	Nov. 14, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment (this “Amendment”) to the Current Report on Form 8-K filed by European Wax Center, Inc. (the “Company”) on November 14, 2024 is being filed to correct the Company’s balance sheet and income statement as of October 5, 2024 contained in the press release issued by the Company on November 14, 2024 announcing the Company’s financial results for the 13 and 39 weeks ended October 5, 2024. The correction reclassifies (i) approximately $329,000 of non-controlling interests to accumulated deficit on the balance sheet and (ii) approximately $38,000 of year to date net income from non-controlling interest to net income attributable to European Wax Center, Inc. on the income statement. There were no other changes to the balance sheet or income statement. A corrected copy of the Press Release is furnished as Exhibit 99.1 to this Amendment and is incorporated herein by reference.
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	EUROPEAN WAX CENTER, INC.
Entity Central Index Key	0001856236
Entity Emerging Growth Company	true
Securities Act File Number	001-40714
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3150064
Entity Address, Address Line One	5830 Granite Parkway, 3rd Floor
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	469
Local Phone Number	264-8123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	EWCZ
Security Exchange Name	NASDAQ